UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

Item 1. Reports to Stockholders

Alternative / specialty mutual fund

Delaware Healthcare Fund

March 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Healthcare Fund	April 9, 2019 (Unaudited)

Performance preview (for the year ended March 31, 2019)
Delaware Healthcare Fund (Institutional Class shares)	1-year return	+10.98%
Delaware Healthcare Fund (Class A shares)*	1-year return	+10.70%
Russell 3000® Healthcare Index (benchmark)	1-year return	+15.14%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 4.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

The US healthcare sector continued to experience significant challenges during the Fund’s fiscal year ended March 31, 2019. Campaign talk about lowering prescription drug prices was in headlines during the midterm elections in the United States and weighed on healthcare stocks. A federal judge’s decision in December 2018 to declare the Affordable Care Act (ACA) unconstitutional further weighed on the sector. An appeal is before the US Court of Appeals and could get another hearing by the US Supreme Court. Despite these challenges, global healthcare stocks performed well during the Fund’s fiscal year. Many companies in the sector benefited from a wave of mergers and acquisitions as well as a record number of new drug approvals by the US Food and Drug Administration (FDA).

Source: Bloomberg.

Within the Fund

For the fiscal year ended March 31, 2019, Delaware Healthcare Fund underperformed its benchmark, the Russell 3000 Healthcare Index. The Fund’s Institutional Class shares gained 10.98%. The Fund’s Class A shares advanced 10.70% at net asset value and 4.33% at maximum

We continue to put a premium on disciplined, intensive research when analyzing potential investment opportunities for the Fund and favor companies that, in our opinion, exhibit such traits as:

●   proven competitiveness

●   seasoned management teams

●   stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our stock-by-stock approach to portfolio management.

1

Portfolio management review

Delaware Healthcare Fund

offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark gained 15.14%. Complete, annualized performance for Delaware Healthcare Fund is shown in the table on page 4.

Among sectors, favorable stock selection in the biotechnology sector contributed the most to relative performance. The Fund’s large overweight position in uniQure NV outperformed due largely to speculation that the company could be acquired. uniQure is the market leader in gene therapy and recent clinical trials indicated promise for success in its gene-therapy platform. Shares of Mirati Therapeutics Inc. also performed strongly after it announced a clinical collaboration with Bristol-Myers Squibb Co.

The Fund’s overweight position in Array BioPharma Inc. outperformed after it reported better-than-expected earnings results during the quarter. Shares of Loxo Oncology Inc. outperformed after Eli Lilly & Co. acquired the company. Shares of REGENXBIO Inc., a leading clinical-state biotechnology firm that specializes in gene therapy, also performed well after the FDA granted fast-track designation for its Hunter syndrome treatment. Finally, shares of Foundation Medicine Inc. outperformed after Foundation Medicine reported strong quarterly results due to growth in its molecular information services for biopharmaceutical companies.

The Fund’s overweight position in MorphoSys AG detracted, somewhat mitigating this outperformance. Shares of MorphoSys declined following a legal setback in a patent case with Johnson & Johnson and Genmab A/S. Despite this near-term underperformance, MorphoSys remains one of the few antibody technology platforms that has not been acquired by a large pharmaceutical company, and we believe MorphoSys has demonstrated continued progress on its own proprietary cancer pipeline.

In the blue-chip medical products sector, the Fund’s underweight positions in Bristol-Myers Squibb, AbbVie Inc., and Johnson & Johnson were favorable in terms of asset allocation. In contrast, the Fund’s underweight position in Merck KGaA detracted from relative performance. Shares of Chugai Pharmaceutical Co. Ltd. also performed well after the company announced that it expanded its research subsidiary in Singapore. Chugai Pharmaceutical is among the leading franchises in Japan and also partners with Roche Holding AG, which has allowed Chugai to benefit from the pipelines of both companies.

The Fund’s holdings in the small- and mid-cap medical products sector detracted the most from relative performance. An overweight position in Perrigo Co. PLC weighed on returns. Shares declined after Ireland’s tax authorities ordered the Dublin-based drug manufacturer to pay an additional $1.9 billion in taxes relating to its 2013 acquisition of Elan Corp. PLC. We continue to believe that the company is fundamentally undervalued and hold a sizeable position in Perrigo.

In the healthcare services sector, the Fund’s large overweight position in CVS Health Corp. was the main detractor from performance. Shares of CVS languished due, in part, to continued pressure on pharmaceutical sales, particularly generics. Additionally, the front-end business faced sales disruptions due to increased ecommerce competition. Finally, CVS reported a goodwill impairment charge related to its long-term care pharmacy business, which continued to struggle. Nonetheless, CVS remains a dominant franchise in the sector, and we have sought to take advantage of its near-term underperformance to increase the Fund’s position in the company.

Among non-healthcare companies, shares of Chinese Internet company Sohu.com Ltd. detracted as tightening government regulations in the gaming sector adversely affected sentiment.

2

However, we retain our optimistic view of long-term consumption growth and Internet engagement in China and continue to believe Sohu.com appears well positioned to potentially capture value from these trends.

For global healthcare investors, there are risks that short-term legislative and judicial action could overshadow what we view as the positive long-term fundamentals of the sector and of specific companies. Nevertheless, we continue to see numerous long-term potential opportunities in the global healthcare asset class. The baby-boom generation in America is aging, implying the potential for expanding demand for healthcare products and services for decades to come. At the same time, middle classes in countries with emerging economies (notably India and China) are growing rapidly, which may create big appetites for Western-style medicine. We remain positive on the healthcare sector and its potential for growth opportunities.

Despite some increased volatility last year due to investors’ uncertainty surrounding plans for a repeal and replace measure for the ACA, we believe that healthcare has remained one of the economy’s few growth sectors. We continue to see many attractive opportunities in the healthcare sector, particularly in the biotechnology sector, where we see potential for continued innovation in cancer treatments and gene therapy technology. The Fund remains overweight in the biotechnology sector, particularly in small- to mid-cap companies, where we see potential for technological breakthroughs.

We continue to put a premium on disciplined, intensive research when analyzing potential investment opportunities for the Fund and favor companies that, in our opinion, exhibit such traits as:

●	proven competitiveness

●	seasoned management teams

●	stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our stock-by-stock approach to portfolio management.

3

Performance summary
Delaware Healthcare Fund	March 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2019

	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 28, 2007)
Excluding sales charge	+10.70%*	+11.40%	+20.62%	+16.29%
Including sales charge	+4.33%	+10.08%	+19.91%	+15.69%
Class C (Est. Jan. 28, 2010)
Excluding sales charge	+9.86%*	+10.57%	n/a	+15.14%
Including sales charge	+8.86%	+10.57%	n/a	+15.14%
Class R (Est. Jan. 28, 2010)
Excluding sales charge	+10.44%	+11.12%	n/a	+15.71%
Including sales charge	+10.44%	+11.12%	n/a	+15.71%
Institutional Class
(Est. Sept. 28, 2007)
Excluding sales charge	+10.98%	+11.68%	+20.90%	+16.52%
Including sales charge	+10.98%	+11.68%	+20.90%	+16.52%
Russell 3000 Healthcare Index	+15.14%	+11.65%	+17.03%	+11.33%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual

4

distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

“Non-diversified” funds may allocate more of their net assets to investments in single securities than “diversified” funds. Resulting adverse effects may subject these funds to greater risks and volatility.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.31%	2.06%	1.56%	1.06%
Net expenses (including fee waivers, if any)	1.31%	2.06%	1.56%	1.06%
Type of waiver	n/a	n/a	n/a	n/a

5

Performance summary

Delaware Healthcare Fund

Performance of a $10,000 Investment1

Average annual total returns from March 31, 2009 through March 31, 2019

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2009, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The graph also assumes $10,000 invested in the Russell 3000 Healthcare Index as of March 31, 2009. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest US companies based on total market capitalization.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

6

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

7

Disclosure of Fund expenses

For the six-month period from October 1, 2018 to March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2018 to March 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

8

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio	Expenses Paid During Period 10/1/18 to 3/31/19*
Actual Fund return†
Class A	$1,000.00	$960.90	1.30%	$6.36
Class C	1,000.00	957.30	2.05%	10.00
Class R	1,000.00	959.50	1.55%	7.57
Institutional Class	1,000.00	961.70	1.05%	5.14
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Class C	1,000.00	1,014.71	2.05%	10.30
Class R	1,000.00	1,017.20	1.55%	7.80
Institutional Class	1,000.00	1,019.70	1.05%	5.29

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type / sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	96.81%
Biotechnology	35.83%
Blue Chip Medical Products	40.55%
Healthcare Services	9.58%
Other	5.82%
Small- / Mid-Cap Medical Products	5.03%
Rights	0.00%
Short-Term Investments	2.83%
Total Value of Securities	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sanofi ADR	5.81%
MorphoSys	4.48%
uniQure	3.94%
Roche Holding	3.75%
Chugai Pharmaceutical	3.35%
Sanofi	3.27%
CVS Health	2.84%
Amgen	2.70%
GlaxoSmithKline ADR	2.44%
Regeneron Pharmaceuticals	2.33%

10

Schedule of investments
Delaware Healthcare Fund	March 31, 2019

	Number of shares	Value (US $)

Common Stock – 96.81%²

Biotechnology – 35.83%
ACADIA Pharmaceuticals †	194,776	$5,229,736
Alder Biopharmaceuticals †	75,000	1,023,750
Alexion Pharmaceuticals †	20,000	2,703,600
Alkermes †	266,414	9,721,447
Allogene Therapeutics †	146,779	4,243,381
Alnylam Pharmaceuticals †	41,000	3,831,450
Arena Pharmaceuticals †	521,800	23,392,294
ArQule †	300,000	1,437,000
Array BioPharma †	670,000	16,334,600
Audentes Therapeutics †	180,000	7,023,600
Axovant Gene Therapies †	865,000	1,150,450
BioMarin Pharmaceutical †	110,000	9,771,300
Cellectis ADR †	219,675	4,028,839
Clovis Oncology †	100,200	2,486,964
Coherus Biosciences †	430,000	5,865,200
Dynavax Technologies †	760,000	5,555,600
Epizyme †	203,200	2,517,648
Five Prime Therapeutics †	100,000	1,340,000
Galmed Pharmaceuticals †	306,010	2,500,102
Genomic Health †	38,000	2,661,900
Immunomedics †	860,000	16,520,600
Incyte †	60,000	5,160,600
Intercept Pharmaceuticals †	27,000	3,020,220
Karyopharm Therapeutics †	380,000	2,219,200
Lexicon Pharmaceuticals †	450,000	2,502,000
MacroGenics †	260,000	4,674,800
Madrigal Pharmaceuticals †	28,500	3,569,910
MEI Pharma †	600,000	1,842,000
Mirati Therapeutics †	223,630	16,392,079
Momenta Pharmaceuticals †	141,501	2,056,010
MorphoSys †	505,000	46,047,179
Myriad Genetics †	135,000	4,482,000
Nektar Therapeutics †	165,000	5,544,000
Neurocrine Biosciences †	110,000	9,691,000
Portola Pharmaceuticals †	130,000	4,511,000
Proteostasis Therapeutics †	750,000	945,000
Puma Biotechnology †	61,255	2,376,081
Regeneron Pharmaceuticals †	58,500	24,021,270
REGENXBIO †	149,000	8,539,190
Rigel Pharmaceuticals †	1,600,000	4,112,000
Rocket Pharmaceuticals †	55,000	964,700

11

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Biotechnology (continued)
Sangamo Therapeutics †	115,000	$1,097,100
Sarepta Therapeutics †	23,000	2,741,370
Seattle Genetics †	95,000	6,957,800
Spark Therapeutics †	90,000	10,249,200
Syndax Pharmaceuticals †	180,000	945,000
Ultragenyx Pharmaceutical †	70,000	4,855,200
uniQure †	680,000	40,562,000
United Therapeutics †	53,090	6,231,173
Vascular Biogenics †	200,000	304,000
Vertex Pharmaceuticals †	25,000	4,598,750
Viking Therapeutics †	330,100	3,281,194
Voyager Therapeutics †	5,700	109,098
Xencor †	129,191	4,012,672
XOMA †	51,737	640,504

		368,594,761

Blue Chip Medical Products – 40.55%
AbbVie	130,000	10,476,700
Amgen	146,000	27,737,080
AstraZeneca	110,000	8,780,359
AstraZeneca ADR	60,000	2,425,800
Biogen †	62,000	14,655,560
Boston Scientific †	380,000	14,584,400
Bristol-Myers Squibb	120,000	5,725,200
Celgene †	110,000	10,377,400
Chugai Pharmaceutical	500,000	34,439,511
Elanco Animal Health †	278,838	8,942,335
Eli Lilly & Co.	181,446	23,544,433
Gilead Sciences	240,000	15,602,400
GlaxoSmithKline ADR	600,000	25,074,000
Johnson & Johnson	140,000	19,570,600
Merck	90,000	10,275,388
Pfizer	500,000	21,235,000
Roche Holding	140,000	38,577,683
Sanofi	380,000	33,601,181
Sanofi ADR	1,350,000	59,778,000
Smith & Nephew	500,000	9,929,528
Stryker	20,000	3,950,400
UCB	60,000	5,154,140
Zimmer Biomet Holdings	100,000	12,770,000

		417,207,098

Healthcare Services – 9.58%
Anthem	50,000	14,349,000

12

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare Services (continued)
Cigna	110,000	$17,690,200
CVS Health	542,700	29,267,811
DaVita †	92,000	4,994,680
McKesson	70,000	8,194,200
Quest Diagnostics	48,000	4,316,160
UnitedHealth Group	80,000	19,780,800

		98,592,851

Other – 5.82%
Advanced Micro Devices †	500,000	12,760,000
Cia de Minas Buenaventura ADR	115,300	1,992,384
Dean Foods	350,000	1,060,500
Fannie Mae †	1,300,000	3,640,000
Federal Home Loan Mortgage †	1,050,000	2,824,500
Lyft Class A †	13,250	1,037,343
Micron Technology †	410,000	16,945,300
NIO ADR †	100,000	510,000
NXP Semiconductors	10,000	883,900
Opera ADR †	242,350	1,592,240
SINA †	60,000	3,554,400
Snap Class A †	600,000	6,612,000
Sohu.com ADR †	390,722	6,478,171

		59,890,738

Small- / Mid-Cap Medical Products – 5.03%
Aerie Pharmaceuticals †	5,100	242,250
Akorn †	501,000	1,763,520
Dermira †	150,000	2,032,500
Halozyme Therapeutics †	400,000	6,440,000
Inspire Medical Systems †	30,000	1,703,400
Mylan †	765,000	21,680,100
Perrigo	370,000	17,819,200

		51,680,970

Total Common Stock (cost $831,321,045)		995,966,418

Rights – 0.00%

Ambit Bioscience =†	76,500	45,900

Total Rights (cost $0)		45,900

Short-Term Investments – 2.83%

Money Market Mutual Funds – 2.83%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.36%)	5,813,049	5,813,049

13

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)

Short-Term Investments (continued)

Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	5,813,049	$5,813,049
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.32%)	5,813,049	5,813,049
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.33%)	5,813,049	5,813,049
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.31%)	5,813,049	5,813,049

		29,065,245

Total Short-Term Investments (cost $29,065,245)		29,065,245

Total Value of Securities – 99.64% (cost $860,386,290)		$1,025,077,563

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities

Delaware Healthcare Fund	March 31, 2019

Assets:
Investments, at value[1]	$1,025,077,563
Foreign currencies, at value[2]	8
Receivable for fund shares sold	6,105,553
Foreign tax reclaims receivable	562,887
Dividends and interest receivable	432,317
Receivable for securities sold	87,775

Total assets	1,032,266,103

Liabilities:
Cash overdraft	79,585
Payable for fund shares redeemed	1,141,926
Payable for securities purchased	1,034,000
Investment management fees payable to affiliates	713,275
Distribution fees payable to affiliates	169,117
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	147,665
Other accrued expenses	130,264
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,564
Trustees’ fees and expenses payable to affiliates	7,981
Accounting and administration expenses payable to affiliates	3,614
Legal fees payable to affiliates	1,838
Reports and statements to shareholders expenses payable to affiliates	807

Total liabilities	3,438,636

Total Net Assets	$1,028,827,467

Net Assets Consist of:
Paid-in capital	$849,188,370
Total distributable earnings (loss)	179,639,097

Total Net Assets	$1,028,827,467

15

Statement of assets and liabilities

Delaware Healthcare Fund

Net Asset Value
Class A:
Net assets	$319,992,945
Shares of beneficial interest outstanding, unlimited authorization, no par	12,992,949
Net asset value per share	$24.63
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$26.13

Class C:
Net assets	$115,842,943
Shares of beneficial interest outstanding, unlimited authorization, no par	4,936,838
Net asset value per share	$23.47

Class R:
Net assets	$7,080,241
Shares of beneficial interest outstanding, unlimited authorization, no par	290,864
Net asset value per share	$24.34

Institutional Class:
Net assets	$585,911,338
Shares of beneficial interest outstanding, unlimited authorization, no par	23,670,084
Net asset value per share	$24.75
[1] Investments, at cost	$860,386,290
[2] Foreign currencies, at cost	8

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware Healthcare Fund	Year ended March 31, 2019

Investment Income:
Dividends	$10,059,599
Interest	258,011
Foreign tax withheld	(524,941)

9,792,669

Expenses:
Management fees	6,933,174
Distribution expenses – Class A	699,723
Distribution expenses – Class C	997,329
Distribution expenses – Class R	32,856
Dividend disbursing and transfer agent fees and expenses	943,172
Accounting and administration expenses	185,863
Registration fees	168,821
Reports and statements to shareholders expenses	100,816
Custodian fees	99,127
Legal fees	46,821
Trustees’ fees and expenses	42,891
Audit and tax fees	37,194
Other	29,185

10,316,972
Less expenses paid indirectly	(3,435)

Total operating expenses	10,313,537

Net Investment Loss	(520,868)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	36,486,520
Foreign currencies	(208,566)
Foreign currency exchange contracts	75,831

Net realized gain	36,353,785

Net change in unrealized appreciation (depreciation) of:
Investments	30,156,408
Foreign currencies	(48,946)
Foreign currency exchange contracts	26,726

Net change in unrealized appreciation (depreciation)	30,134,188

Net Realized and Unrealized Gain	66,487,973

Net Increase in Net Assets Resulting from Operations	$65,967,105

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets

Delaware Healthcare Fund

	Year ended
	3/31/19	3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(520,868)	$720,046
Net realized gain	36,353,785	8,214,314
Net change in unrealized appreciation (depreciation)	30,134,188	63,601,953

Net increase in net assets resulting from operations	65,967,105	72,536,313

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(5,059,623)	(5,440,408)
Class C	(1,268,684)	(1,634,988)
Class R	(97,124)	(156,747)
Institutional Class	(9,811,391)	(5,839,815)

	(16,236,822)	(13,071,958)

Capital Share Transactions:
Proceeds from shares sold:
Class A	155,136,237	67,889,655
Class C	52,100,874	19,607,458
Class R	2,685,459	1,772,812
Institutional Class	402,627,766	167,631,610

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,904,232	5,274,384
Class C	1,248,508	1,603,945
Class R	97,000	156,746
Institutional Class	9,061,635	5,217,471

	627,861,711	269,154,081

18

	Year ended
	3/31/19	3/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(71,524,105)	$(40,962,162)
Class C	(19,881,047)	(12,682,524)
Class R	(1,947,049)	(2,232,192)
Institutional Class	(132,551,152)	(50,893,788)

	(225,903,353)	(106,770,666)

Increase in net assets derived from capital share transactions	401,958,358	162,383,415

Net Increase in Net Assets	451,688,641	221,847,770

Net Assets:
Beginning of year	577,138,826	355,291,056

End of year[1]	$1,028,827,467	$577,138,826

[1]

Net Assets – End of year includes distributions in excess of net investment income of $1,596,062 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended March 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 12 in “Notes to financial statements”). For the year ended March 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class

Dividends from net investment income	$(5,440,408)	$(1,634,988)	$(156,747)	$(5,839,815)

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	The amount is less than $0.005 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

20

				10/1/14
Year ended				to	Year ended

3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$22.63	$19.19	$18.46	$20.36	$20.61	$17.19

(0.03)	0.04	0.16	0.05	0.01	—	[3]
2.44	4.08	1.97	(0.44)	1.82	3.84

2.41	4.12	2.13	(0.39)	1.83	3.84

(0.15)	(0.68)	(0.18)	(0.17)	(0.01)	—
(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

(0.41)	(0.68)	(1.40)	(1.51)	(2.08)	(0.42)

$24.63	$22.63	$19.19	$18.46	$20.36	$20.61

10.74%	21.56%	12.30%	(2.45%)	9.31%	22.68%

$319,993	$212,838	$154,687	$197,138	$218,427	$185,734
1.28%	1.31%	1.38%	1.37%	1.36%	1.35%
(0.10%)	0.18%	0.84%	0.25%	0.06%	0.01%
33%	28%	29%	46%	19%	60%

21

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

22

				10/1/14
Year ended				to	Year ended

3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$21.61	$18.36	$17.72	$19.60	$19.97	$ 16.80

(0.20)	(0.12)	0.02	(0.10)	(0.07)	(0.14)
2.33	3.90	1.88	(0.42)	1.77	3.73

2.13	3.78	1.90	(0.52)	1.70	3.59

(0.01)	(0.53)	(0.04)	(0.02)	—	—
(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

(0.27)	(0.53)	(1.26)	(1.36)	(2.07)	(0.42)

$23.47	$21.61	$18.36	$17.72	$19.60	$ 19.97

9.91%	20.67%	11.45%	(3.17%)	8.92%	21.77%

$115,843	$76,033	$57,814	$73,715	$76,558	$ 62,398
2.03%	2.06%	2.13%	2.12%	2.11%	2.10%
(0.85%)	(0.57%)	0.09%	(0.50%)	(0.69%)	(0.74%)
33%	28%	29%	46%	19%	60%

23

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

24

					10/1/14
Year ended					to	Year ended

3/31/19	3/31/18	3/31/17	3/31/16		3/31/15[1]	9/30/14

$22.37	$18.98	$18.27	$20.17		$20.45	$ 17.10

(0.08)	(0.02)	0.11	—	[3]	(0.02)	(0.05)
2.40	4.04	1.95	(0.44)		1.81	3.82

2.32	4.02	2.06	(0.44)		1.79	3.77

(0.09)	(0.63)	(0.13)	(0.12)		—	—
(0.26)	—	(1.22)	(1.34)		(2.07)	(0.42)

(0.35)	(0.63)	(1.35)	(1.46)		(2.07)	(0.42)

$24.34	$22.37	$18.98	$18.27		$20.17	$ 20.45

10.44%	21.26%	12.03%	(2.71%)		9.17%	22.46%

$7,080	$5,683	$5,169	$5,878		$5,713	$ 4,506
1.53%	1.56%	1.63%	1.62%		1.61%	1.60%
(0.35%)	(0.07%)	0.59%	0.00%		(0.19%)	(0.24%)
33%	28%	29%	46%		19%	60%

25

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in a net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

26

				10/1/14
Year ended				to	Year ended

3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$22.74	$19.28	$18.53	$20.44	$20.70	$17.23

0.04	0.09	0.21	0.10	0.03	0.05
2.43	4.10	1.98	(0.45)	1.84	3.84

2.47	4.19	2.19	(0.35)	1.87	3.89

(0.20)	(0.73)	(0.22)	(0.22)	(0.06)	—
(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

(0.46)	(0.73)	(1.44)	(1.56)	(2.13)	(0.42)

$24.75	$22.74	$19.28	$18.53	$20.44	$20.70

10.98%	21.84%	12.53%	(2.20%)	9.49%	23.00%

$585,911	$282,585	$137,621	$156,600	$179,357	$186,791
1.03%	1.06%	1.13%	1.12%	1.11%	1.10%
0.14%	0.43%	1.09%	0.50%	0.31%	0.26%
33%	28%	29%	46%	19%	60%

27

Notes to financial statements
Delaware Healthcare Fund	March 31, 2019

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Fund is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

28

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended March 31, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2019, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

29

Notes to financial statements

Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $2,356 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $1,079 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.85% on the first $500 million of the average daily net assets of the Fund; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each

30

fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2019, the Fund was charged $35,639 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2019, the Fund was charged $98,271 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2019, the Fund was charged $24,049 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2019, DDLP earned $429,938 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2019, DDLP received gross CDSC commissions of $719 and $21,661 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

31

Notes to financial statements

Delaware Healthcare Fund

3. Investments

For the year ended March 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$626,128,822
Sales	269,535,221

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments and derivatives	$873,310,692

Aggregate unrealized appreciation of investments	$239,505,855
Aggregate unrealized depreciation of investments	(87,738,984)

Net unrealized appreciation of investments	$151,766,871

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are

32

discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Biotechnology	$322,547,582	$46,047,179	$—	$368,594,761
Blue Chip Medical Products	276,449,308	140,757,790	—	417,207,098
Healthcare Services	98,592,851	—	—	98,592,851
Other	59,890,738	—	—	59,890,738
Small- / Mid-Cap Medical Products	51,680,970	—	—	51,680,970
Rights	—	—	45,900	45,900
Short-Term Investments	29,065,245	—	—	29,065,245

Total Value of Securities	$838,226,694	$186,804,969	$45,900	$1,025,077,563

During the year ended March 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

33

Notes to financial statements

Delaware Healthcare Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2019 and 2018 was as follows:

	Year ended
	3/31/19	3/31/18
Ordinary income	$6,112,369	$13,071,958
Long-term capital gains	10,124,453	—

Total	$16,236,822	$13,071,958

5. Components of Net Assets on a Tax Basis

As of March 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$849,188,370
Undistributed ordinary income	1,501,365
Undistributed long-term capital gains	26,370,861
Net unrealized appreciation on investments and foreign currencies	151,766,871

Net assets	$1,028,827,467

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2019, the Fund utilized $813,168 of capital loss carryforwards.

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6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/19	3/31/18
Shares sold:
Class A	6,349,141	3,001,907
Class C	2,229,329	908,920
Class R	113,033	80,269
Institutional Class	16,412,656	7,349,837

Shares issued upon reinvestment of dividends and distributions:
Class A	208,868	240,511
Class C	55,663	76,415
Class R	4,175	7,223
Institutional Class	384,293	236,942

	25,757,158	11,902,024

Shares redeemed:
Class A	(2,970,638)	(1,895,917)
Class C	(867,334)	(614,383)
Class R	(80,419)	(105,706)
Institutional Class	(5,556,358)	(2,296,068)

	(9,474,749)	(4,912,074)

Net increase	16,282,409	6,989,950

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2019 and 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
Year ended	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
3/31/19	66,065	37,808	8,488	93,145	$2,487,154
3/31/18	42,555	7,804	4,197	45,610	1,067,395

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,0000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a

35

Notes to financial statements

Delaware Healthcare Fund

7. Line of Credit (continued)

weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of March 31, 2019, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the year ended March 31, 2019, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the year ended March 31, 2019, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

36

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended March 31, 2019.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts	$424,327	$265,387

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect

37

Notes to financial statements

Delaware Healthcare Fund

9. Securities Lending (continued)

to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2019, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit

38

on investments in illiquid securities. As of March 31, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

13. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

39

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Healthcare Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Healthcare Fund (one of the funds constituting Delaware Group Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 21, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

40

Other Fund information (Unaudited)

Delaware Healthcare Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	62.35%
(B) Ordinary Income Distributions (Tax Basis)*	37.65%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	38.76%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on the Fund’s ordinary income distributions.

*For the fiscal year ended March 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 72.66%. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended March 31, 2019, certain interest income paid by the Fund, has been determined to be Short-Term Capital Gains, and may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2019, the Fund has reported maximum distributions of Short-Term Capital Gains of $1,534,303.

41

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

42

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)

Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

43

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

44

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)

		Director — Drexel
		Morgan & Co.
		(2015–present)

		Director and Audit Committee
		Member — vTv
		Therapeutics LLC
		(2017–present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–present)
Private Investor	59	None
(2004–Present)

45

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

46

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

47

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

48

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	59	Director and Audit
and President —		Committee Member—
Gore Creek		H&R Block Corporation
Capital, Ltd.		(July 2008–Present)
(August 2009–Present)
Director and Audit
Committee Member—
Grange Insurance
(2013–Present)

Trustee and Audit
Committee Member—
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present);
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director—International
Securities Exchange
(2010–2016)
Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

49

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

50

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

51

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

52

US equity mutual fund

Delaware Small Cap Growth Fund

March 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Small Cap Growth Fund	April 9, 2019 (Unaudited)

Performance preview (for the year ended March 31, 2019)
Delaware Small Cap Growth Fund (Institutional Class shares)*	1-year return	+22.79%
Delaware Small Cap Growth Fund (Class A shares)	1-year return	+22.47%
Russell 2000® Growth Index (benchmark)	1-year return	+3.85%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Small Cap Growth Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

The US economy went for a roller coaster ride during the Fund’s fiscal year ended March 31, 2019. For the first six months of the fiscal period, investors benefited from the excitement generated by the tax cuts enacted at the end of 2017. Concern about a trade war with China was shunted to the side as investors pushed equities higher in the belief that lower taxes would accelerate the economy.

During those six months, investors paid little heed to the Federal Reserve, which continued to raise rates in 0.25 percentage-point increments each quarter. In September 2018, however, the Fed’s rate hike was met with concern that higher rates would stifle liquidity and lead to recession. When Fed Chairman Jerome Powell said in October that more rate hikes were likely in 2019, the markets began to correct. The Fed’s fourth increase came on Dec. 19. Continued lack of progress in the US-China trade dispute and a government shutdown added fuel to the fire.

The Fund pursues a pure growth strategy, insisting on the highest levels of potential growth or secular opportunities across the economy. To find suitable investments, the Fund focuses on industries that are undergoing disruption and, in our view, have reached “escape velocity,” the point at which newer, faster, and cheaper ways of doing things have taken hold for good.

Portfolio management review

Delaware Small Cap Growth Fund

As 2019 unfolded, however, it seemed likely that the Fed would turn dovish. In March, Powell made clear that there would, in fact, be no rate hikes during the year. Further, he said, the Fed would cease unwinding its balance sheet by autumn.

By most measures, the US economy remained strong throughout the fiscal year. The unemployment rate declined from 4.1% at the end of the previous fiscal year to 3.8% in March 2019.

Job growth was robust, and consumers saw wage gains for the first time in a decade. Although growth of gross domestic product, at about 3% in 2018 overall, was strong, there were signs that it was slowing, with fourth-quarter growth at a 2.2% annual pace, and the first quarter of 2019 projected to be lower. In the housing sector, activity declined as home-price growth slowed, housing starts were off, and new-home prices slumped. (Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and US Census Bureau.)

For the fiscal year, the broad equity market, represented by the Russell 3000® Index, gained 8.77%. Small-cap stocks generally did not do as well during the fiscal year, with the Russell 2000® Index and the Russell 2000 Growth Index advancing 2.05% and 3.85%, respectively. In contrast, those indices declined 20.20% and 21.65%, respectively, in the fourth quarter of 2018 before gaining 14.58% and 17.14% in the most recent quarter. (Source: Bloomberg.)

Within the Fund

For the fiscal year ended March 31, 2019, Delaware Small Cap Growth Fund outperformed its benchmark, the Russell 2000 Growth Index. The Fund’s Institutional Class shares gained 22.79%. The Fund’s Class A shares advanced 22.47% at net asset value and 15.41% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark gained 3.85%. For complete, annualized performance of Delaware Small Cap Growth Fund, please see the table on page 5.

While we focus mainly on individual stock selection, on a sector level advantageous stock selection contributed to strong relative performance in the consumer discretionary, healthcare, and information technology sectors. The communications services sector was the largest detractor from performance, also due to stock selection. The Fund’s lack of exposure to the energy and materials sectors contributed to performance relative to the benchmark.

The Fund pursues a pure growth strategy, insisting on the highest levels of potential growth or secular opportunities across the economy. To find suitable investments, the Fund focuses on industries that, in our view, are undergoing disruption and have reached “escape velocity,” the point at which newer, faster, and cheaper ways of doing things have taken hold for good.

The retail banking industry, for example, has undergone substantial changes over the past few years. Taking advantage of the proliferation of smartphones and improvements in digital communication, bank customers almost need no longer step foot in a branch. While some may still prefer to make deposits or apply for loans in person, banking apps on phones are rapidly proving more convenient. In our view, this and other similar “disruptions” have created exciting opportunities for investors who realize that these changes are here to stay and appear likely largely immune from macro events that might impinge upon other industries. No matter how the US-China trade dispute is resolved, or not, people using mobile banking apps will continue to do so. Likewise, continued economic growth, or a recession, will have little effect on the use of these systems. That’s why we look for big trends that reflect foundational change. Today, we’ve reached the point where these changes are taking place in very large industries, providing us with what we view as attractive investment opportunities.

Trade Desk Inc., a leading contributor to the Fund’s performance during the fiscal year, is an example of a company that has prospered by applying the latest technology to disrupting an age-old industry, advertising. Trade Desk, built on a software-as-a-service (SaaS) model, provides an online solution for buying advertising on Google, Facebook, and other social media sites. Its latest offering allows advertisers to place highly targeted advertising on Internet video and streaming services that can be accessed by smart TVs, tablets, and phones. The platform enables advertisers to create highly targeted advertising programs and monitor the results. Trade Desk has established itself as the standard of online media buying, which has led to market-share gains and strong results for its stock.

The developer of sensors that provide remote monitoring of the heart, BioTelemetry Inc. was another significant contributor to performance during the fiscal year. BioTelemetry is changing how cardiac monitoring is performed. Its earnings have exceeded expectations while organic growth has been accelerating. Heart disease is the leading killer of men and women in America, and BioTelemetry is a major player in the wireless medical technology space. The company offers a broad line of solutions to monitor atrial fibrillation and irregular heartbeats, from mobile cardiac telemetry to extended and standard “Holter” devices and to newer patch offerings. This broad commercial portfolio allows BioTelemetry to offer doctors a “one-stop shop” across these segments. We believe these competitive dynamics could help the company sustain, and even grow, share in an ever-expanding market characterized by an aging population and increasing incidences of cardiac disease.

Disruption is so prevalent throughout business and industry that even that most mundane of foods, the hamburger, is not immune. Beginning as a hot-dog cart in a New York City park in 2001, Shake Shack Inc. is today a rapidly growing casual restaurant chain and was a leading contributor to the Fund’s performance during the fiscal year. Its better-tasting burgers are gaining favor over other fast-food outlets. The company now has about 250 outlets worldwide, growing units 38% last year. Given that McDonald’s now numbers nearly 38,000 units, we think there’s room for 2,000 Shake Shacks. While we wouldn’t be surprised to see its expansion rate cool off a little, we think it appears poised to continue to aggressively add stores. There’s a reason there are frequently such long lines outside many of its restaurants: There simply are not enough of them.

Collegium Pharmaceutical Inc., the maker of an abuse-deterrent version of oxycodone, significantly detracted from the Fund’s performance during the 12-month period. The company has developed Xtampza®. Containing the same active drug that’s in oxycodone, Xtampza is formulated so that the drug is released over an extended period of time. Its efficacy as a pain-reliever is maintained, but it is far less likely to lead to addiction than standard forms of the drug. When it was introduced, concern over the growing opioid addiction epidemic helped Xtampza gain traction in the marketplace and its stock performed well. Over the course of the last year, prescription growth was not as dramatic as investors hoped and the shares declined. We continue to own Collegium Pharmaceutical in the Fund.

Exelixis Inc. also detracted from the Fund’s performance. Exelixis has developed a second-line treatment for kidney cancer, one of the 10 most common cancers in both men and women. While the company has, in our view, had solid revenue growth, the appearance of new competition has increased investor concern and the shares have faltered. When the stock violated our quantitative sell discipline, we exited the Fund’s position during the fiscal year.

Portfolio management review

Delaware Small Cap Growth Fund

Shares of Weight Watchers International Inc. declined over the course of the fiscal year as competition in the diet space increased. Fortunes for the one-time leader in the field turned midway through the 12-month period when subscriptions began to decline, crushed by the sheer weight of diet alternatives. Our growing concern, along with that of investors generally, and the stock’s violation of our quantitative sell discipline, led us to exit the Fund’s position in Weight Watchers during the fiscal year.

At the end of the Fund’s fiscal year, we think growth stocks in general, and small-cap growth stocks in particular, have the potential to perform well. With that in mind, we’ve begun to add some cyclicality to the portfolio to seek to take advantage of what we believe will likely be continued economic growth. Although many investors are concerned about the possibility of a recession in the coming months, a severe recession is unlikely, in our view. Consumers are continuing to benefit from wage growth and, after a decade of curtailed bank lending, consumer credit scores are now at all-time highs. Unemployment is low and the job market is strong. While we would not rule out a slowdown at some point before the 2020 election, we believe that any effect on the Fund’s investments would likely be short-lived.

Performance summary

Delaware Small Cap Growth Fund	March 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2019

	1 year	Lifetime

Class A (Est. June 30, 2016)
Excluding sales charge	+22.47%	+25.21%
Including sales charge	+15.41%	+22.54%

Class C (Est. June 30, 2016)
Excluding sales charge	+21.54%*	+24.27%
Including sales charge	+20.65%	+24.27%

Class R (Est. June 30, 2016)
Excluding sales charge	+22.16%*	+24.87%
Including sales charge	+22.16%	+24.87%

Institutional Class (Est. June 30, 2016)
Excluding sales charge	+22.79%*	+25.51%
Including sales charge	+22.79%	+25.51%

Russell 2000 Growth Index	+3.85%	+14.98%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average

Performance summary

Delaware Small Cap Growth Fund

daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 1.05% of the Fund’s average daily net assets during the period from April 1, 2018 to March 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	3.33%	4.08%	3.58%	3.08%
Net expenses (including fee waivers, if any)	1.30%	2.05%	1.55%	1.05%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from July 29, 2017 through July 29, 2019.

Performance of a $10,000 Investment1

Average annual total returns from June 30, 2016 (Fund’s inception) through March 31, 2019

1The “Performance of a $10,000 investment“ graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on June 30, 2016, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2000 Growth Index as of June 30, 2016. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the US equity universe. It includes those Russell

2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index, mentioned on page 2, measures the performance of the small-cap segment of the US equity universe.

The Russell 3000 Index, mentioned on page 2, measures the performance of the largest 3,000 US companies, representing approximately 98% of the investable US equity market.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Gross domestic product is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest

Performance summary

Delaware Small Cap Growth Fund

directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DSGDX	24610A604
Class C	DSGEX	24610A703
Class R	DSGFX	24610A885
Institutional Class	DSGGX	24610A802

Disclosure of Fund expenses

For the six-month period from October 1, 2018 to March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2018 to March 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from October 1, 2018 to March 31, 2019 (Unaudited)

Delaware Small Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio	Expenses Paid During Period 10/1/18 to 3/31/19*

Actual Fund return†
Class A	$1,000.00	$959.10	1.30%	$6.35
Class C	1,000.00	955.10	2.05%	9.99
Class R	1,000.00	957.30	1.55%	7.56
Institutional Class	1,000.00	960.30	1.05%	5.13

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Class C	1,000.00	1,014.71	2.05%	10.30
Class R	1,000.00	1,017.20	1.55%	7.80
Institutional Class	1,000.00	1,019.70	1.05%	5.29

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund	As of March 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock²	99.34%
Communication Services	1.57%
Consumer Discretionary	22.15%
Consumer Staples	9.69%
Financials	4.45%
Healthcare	30.80%
Industrials	5.11%
Information Technology	25.57%
Short-Term Investments	0.29%
Total Value of Securities	99.63%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Healthcare and Information Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of healthcare products, healthcare services, pharmaceuticals, and retail. As of March 31, 2019, such amounts, as percentage of total net assets, were 12.83%, 4.44%, 10.66%, and 2.87%, respectively. The Information Technology sector consisted of advertising, computers, Internet, semiconductors, and software. As of March 31, 2019, such amounts, as percentage of total net assets, were 4.81%, 2.95%, 10.38%, 4.02%, and 3.41%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare and Information Technology sectors for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Trade Desk Class A	4.81%
LendingTree	4.45%
Zendesk	4.37%
Shake Shack Class A	4.31%
RingCentral Class A	4.17%
Pacira Pharmaceuticals	3.76%
Quanterix	3.67%
Boston Beer Class A	3.65%
Everbridge	3.41%
Five Below	3.28%

Schedule of investments

Delaware Small Cap Growth Fund	March 31, 2019

	Number of shares	Value (US $)
Common Stock – 99.34%²
Communication Services – 1.57%
Care.com †	10,600	$209,456

		209,456

Consumer Discretionary – 22.15%
Canada Goose Holdings †	6,815	327,256
Crocs †	9,140	235,355
Five Below †	3,520	437,360
Floor & Decor Holdings Class A †	10,480	431,986
Malibu Boats Class A †	3,735	147,831
MarineMax †	7,065	135,365
Ollie’s Bargain Outlet Holdings †	3,075	262,390
Planet Fitness Class A †	2,840	195,165
Shake Shack Class A †	9,700	573,755
YETI Holdings †	6,685	202,221

		2,948,684

Consumer Staples – 9.69%
Boston Beer Class A †	1,650	486,305
Freshpet †	9,745	412,116
Simply Good Foods †	19,040	392,034

		1,290,455

Financials – 4.45%
LendingTree †	1,685	592,379

		592,379

Healthcare – 30.80%
BioTelemetry †	6,535	409,222
Collegium Pharmaceutical †	13,255	200,681
GW Pharmaceuticals ADR †	2,425	408,782
Invitae †	10,510	246,144
iRhythm Technologies †	5,055	378,923
Novocure †	8,960	431,603
Pacira Pharmaceuticals †	13,145	500,299
PetIQ †	12,170	382,260
Quanterix †	18,920	488,704
Sarepta Therapeutics †	2,595	309,298
Teladoc Health †	6,220	345,832

		4,101,748

Industrials – 5.11%
SiteOne Landscape Supply †	6,410	366,331
Trex †	5,100	313,752

		680,083

Information Technology – 25.57%
Elastic †	500	39,935
Everbridge †	6,045	453,435

Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Information Technology (continued)
Monolithic Power Systems	2,660	$360,403
Proofpoint †	2,030	246,503
Pure Storage Class A †	16,185	352,671
RingCentral Class A †	5,145	554,631
Silicon Laboratories †	2,170	175,466
Trade Desk Class A †	3,235	640,368
Zendesk †	6,840	581,400

		3,404,812

Total Common Stock (cost $11,638,168)		13,227,617

Short-Term Investments – 0.29%
Money Market Mutual Funds – 0.29%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.36%)	7,770	7,770
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	7,770	7,770
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.32%)	7,770	7,770
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 2.33%)	7,770	7,770
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 2.31%)	7,770	7,770

Total Short-Term Investments (cost $38,850)		38,850

Total Value of Securities – 99.63% (cost $11,677,018)		$13,266,467

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of financial statements.

Statement of assets and liabilities
Delaware Small Cap Growth Fund	March 31, 2019

Assets:
Investments, at value[1]	$13,266,467
Receivable for securities sold	253,224
Receivable from investment manager	14,761
Receivable for fund shares sold	8,380
Dividends and interest receivable	1,072

Total assets	13,543,904

Liabilities:
Cash overdraft	26,678
Payable for securities purchased	169,591
Accounting and administration expenses payable to non-affiliates	12,656
Other accrued expenses	10,538
Audit and tax fees payable	5,318
Distribution fees payable to affiliates	1,550
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	1,320
Accounting and administration expenses payable to affiliates	382
Dividend disbursing and transfer agent fees and expenses payable to affiliates	111
Trustees’ fees and expenses payable to affiliates	105
Legal fees payable to affiliates	20
Reports and statements to shareholders expenses payable to affiliates	10

Total liabilities	228,279

Total Net Assets	$13,315,625

Net Assets Consist of:
Paid-in capital	$11,705,708
Total distributable earnings (loss)	1,609,917

Total Net Assets	$13,315,625

Statement of assets and liabilities
Delaware Small Cap Growth Fund

Net Asset Value
Class A:
Net assets	$2,329,499
Shares of beneficial interest outstanding, unlimited authorization, no par	224,185
Net asset value per share	$10.39
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 11.02

Class C:
Net assets	$ 477,453
Shares of beneficial interest outstanding, unlimited authorization, no par	47,345
Net asset value per share	$ 10.08

Class R:
Net assets	$1,577,452
Shares of beneficial interest outstanding, unlimited authorization, no par	153,526
Net asset value per share	$ 10.27

Institutional Class:
Net assets	$8,931,221
Shares of beneficial interest outstanding, unlimited authorization, no par	852,754
Net asset value per share	$ 10.47
[1] Investments, at cost	$ 11,677,018

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Small Cap Growth Fund	Year ended March 31, 2019

Investment Income:
Dividends	$10,374
Interest	1,436

11,810

Expenses:
Management fees	79,468
Distribution expenses – Class A	3,738
Distribution expenses – Class C	2,440
Distribution expenses – Class R	7,628
Registration fees	64,903
Accounting and administration expenses	39,225
Audit and tax fees	30,957
Reports and statements to shareholders expenses	14,559
Dividend disbursing and transfer agent fees and expenses	8,999
Legal fees	5,493
Custodian fees	2,767
Trustees’ fees and expenses	547
Other	11,016

271,740
Less expenses waived	(146,997)
Less expenses paid indirectly	(10)

Total operating expenses	124,733

Net Investment Loss	(112,923)

Net Realized and Unrealized Gain:
Net realized gain on investments	2,169,041
Net change in unrealized appreciation (depreciation) of investments	171,156

Net Realized and Unrealized Gain	2,340,197

Net Increase in Net Assets Resulting from Operations	$2,227,274

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Small Cap Growth Fund

	Year ended
	3/31/19	3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(112,923)	$(66,040)
Net realized gain	2,169,041	879,700
Net change in unrealized appreciation (depreciation)	171,156	1,225,585

Net increase in net assets resulting from operations	2,227,274	2,039,245

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(404,794)	(20,906)
Class C	(78,290)	(2,127)
Class R	(400,639)	(437)
Institutional Class	(1,752,445)	(434,866)

	(2,636,168)	(458,336)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,960,480	226,557
Class C	579,958	39,754
Class R	1,426,311	1
Institutional Class	3,190,208	110,131

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	390,911	20,840
Class C	78,286	2,061
Class R	400,635	371
Institutional Class	1,752,442	369,888

	10,779,231	769,603

	Year ended
	3/31/19	3/31/18
Capital Share Transactions(continued):
Cost of shares redeemed:
Class A	$(1,340,062)	$(66,279)
Class C	(184,332)	(18,169)
Class R	(199,831)	—
Institutional Class	(3,436,582)	(2,400)

	(5,160,807)	(86,848)

Increase in net assets derived from capital share transactions	5,618,424	682,755

Net Increase in Net Assets	5,209,530	2,263,664

Net Assets:
Beginning of year	8,106,095	5,842,431

End of year[1]	$13,315,625	$8,106,095

[1]

Net Assets - There was no undistributed net investment income for the year ended March 31, 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended March 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 11 in “Notes to financial statements”). For the year ended March 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class
Distributions from net realized gain	$(20,906)	$(2,127)	$(437)	$(434,866)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

			6/30/16[1]
	Year ended		to
	3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$11.59	$9.22	$8.50

Income (loss) from investment operations:
Net investment loss[2]	(0.14)	(0.13)	(0.05)
Net realized and unrealized gain	2.33	3.22	1.12

Total from investment operations	2.19	3.09	1.07

Less dividends and distributions from:
Net realized gain	(3.39)	(0.72)	(0.35)

Total dividends and distributions	(3.39)	(0.72)	(0.35)

Net asset value, end of period	$10.39	$11.59	$9.22

Total return[3]	22.47%	34.47%	12.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,330	$432	$184
Ratio of expenses to average net assets	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived	2.68%	3.33%	4.87%
Ratio of net investment loss to average net assets	(1.19% )	(1.20% )	(0.77% )
Ratio of net investment loss to average net assets prior to fees waived	(2.57% )	(3.23% )	(4.34% )
Portfolio turnover	158%	151%	145%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

			6/30/16[1]
	Year ended		to
	3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$11.43	$9.17	$8.50

Income (loss) from investment operations:
Net investment loss[2]	(0.21)	(0.20)	(0.11)
Net realized and unrealized gain	2.25	3.18	1.13

Total from investment operations	2.04	2.98	1.02

Less dividends and distributions from:
Net realized gain	(3.39)	(0.72)	(0.35)

Total dividends and distributions	(3.39)	(0.72)	(0.35)

Net asset value, end of period	$10.08	$11.43	$9.17

Total return[3]	21.42%	33.44%	12.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$478	$61	$31
Ratio of expenses to average net assets	2.05%	2.05%	2.05%
Ratio of expenses to average net assets prior to fees waived	3.43%	4.08%	5.62%
Ratio of net investment loss to average net assets	(1.94% )	(1.95% )	(1.52% )
Ratio of net investment loss to average net assets prior to fees waived	(3.32% )	(3.98% )	(5.09% )
Portfolio turnover	158%	151%	145%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

			6/30/16[1]
	Year ended		to
	3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$11.53	$9.20	$8.50

Income (loss) from investment operations:
Net investment loss[2]	(0.17)	(0.15)	(0.07)
Net realized and unrealized gain	2.30	3.20	1.12

Total from investment operations	2.13	3.05	1.05

Less dividends and distributions from:
Net realized gain	(3.39)	(0.72)	(0.35)

Total dividends and distributions	(3.39)	(0.72)	(0.35)

Net asset value, end of period	$10.27	$11.53	$9.20

Total return[3]	22.05%	34.10%	12.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,577	$8	$6
Ratio of expenses to average net assets	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	2.93%	3.58%	5.12%
Ratio of net investment loss to average net assets	(1.44% )	(1.45% )	(1.02% )
Ratio of net investment loss to average net assets prior to fees waived	(2.82% )	(3.48% )	(4.59% )
Portfolio turnover	158%	151%	145%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

			6/30/16[1]
	Year ended		to
	3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$11.64	$9.24	$8.50

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.10)	(0.04)
Net realized and unrealized gain	2.33	3.22	1.13

Total from investment operations	2.22	3.12	1.09

Less dividends and distributions from:
Net realized gain	(3.39)	(0.72)	(0.35)

Total dividends and distributions	(3.39)	(0.72)	(0.35)

Net asset value, end of period	$10.47	$11.64	$9.24

Total return[3]	22.68%	34.73%	12.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,931	$7,605	$5,621
Ratio of expenses to average net assets	1.05%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived	2.43%	3.08%	4.62%
Ratio of net investment loss to average net assets	(0.94% )	(0.95% )	(0.52% )
Ratio of net investment loss to average net assets prior to fees waived	(2.32% )	(2.98% )	(4.09% )
Portfolio turnover	158%	151%	145%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Small Cap Growth Fund	March 31, 2019

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Small Cap Growth Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2019 and for all open tax years (years ended March 31, 2017–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended March 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2019.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

Notes to financial statements

Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $10 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2018 through March 31, 2019.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.” For the year ended March 31, 2019, the Fund was charged $4,401 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the

Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2019, the Fund was charged $1,296 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of class R shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2019, the Fund was charged $316 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2019, DDLP earned $5,400 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2019, DDLP received gross CDSC commissions of $25 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*	The aggregate contractual waiver period covering this report is from July 29, 2017 through July 29, 2019.

3. Investments

For the year ended March 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$19,464,865
Sales	16,706,337

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2019, the cost and

Notes to financial statements

Delaware Small Cap Growth Fund

3. Investments (continued)

unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$11,854,814

Aggregate unrealized appreciation of investments	$1,843,310
Aggregate unrealized depreciation of investments	(431,657)

Net unrealized appreciation of investments	$1,411,653

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2019:

Level 1
Securities
Assets:
Common Stock	$13,227,617
Short-Term Investments	38,850

Total Value of Securities	$13,266,467

During the year ended March 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended March 31, 2019, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2019 and 2018 was as follows:

	Year ended

	3/31/19	3/31/18
Ordinary income	$1,733,592	$458,336
Long-term capital gains	902,576	—

Total	$2,636,168	$458,336

5. Components of Net Assets on a Tax Basis

As of March 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$11,705,708
Undistributed long-term capital gains	198,264
Net unrealized appreciation on investments	1,411,653

Net assets	$13,315,625

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Notes to financial statements

Delaware Small Cap Growth Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/19	3/31/18
Shares sold:
Class A	248,349	21,400
Class C	49,195	3,615
Class R	126,784	—
Institutional Class	270,993	9,067

Shares issued upon reinvestment of dividends and distributions:
Class A	42,215	2,033
Class C	8,698	204
Class R	43,737	36
Institutional Class	188,030	35,946

	978,001	72,301

Shares redeemed:
Class A	(103,629)	(6,183)
Class C	(15,923)	(1,792)
Class R	(17,642)	—
Institutional Class	(259,423)	(246)

	(396,617)	(8,221)

Net increase	581,384	64,080

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the year ended March 31, 2019 the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
Year ended	Shares	Shares	Value
3/31/19	69	67	$752

There were no exchange transactions for the year ended March 31, 2018.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of March 31, 2019, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the

Notes to financial statements

Delaware Small Cap Growth Fund

8. Securities Lending (continued)

collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Small Cap Growth Fund (one of the funds constituting Delaware Group Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 21, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since2010.

Other Fund information (Unaudited)

Delaware Small Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	34.24%
(B) Ordinary Income Distribution (Tax Basis)*	65.76%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying dividends[1]	1.11%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on the Fund’s ordinary income distributions.

*For the fiscal year ended March 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 1.10%. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended March 31, 2019, certain interest income paid by the Fund determined to be Short-Term Capital Gains, may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2019, the Fund has reported maximum distributions of Short-Term Capital Gains of $1,042,734.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee

Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees

Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015

Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)

President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
		Director — Drexel
		Morgan & Co.
		(2015–present)

		Director and Audit Committee
		Member — vTv
		Therapeutics LLC
		(2017–present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–present)

Private Investor	59	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	59	Director and Audit
and President —		Committee Member—
Gore Creek		H&R Block Corporation
Capital, Ltd.		(July 2008–Present)
(August 2009–Present)
Director and Audit
Committee Member—
Grange Insurance
(2013–Present)

Trustee and Audit
Committee Member—
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present);
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director—International
Securities Exchange
(2010–2016)
Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

46

 US equity mutual fund

Delaware Smid Cap Growth Fund

March 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services are provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Smid Cap Growth Fund	April 9, 2019 (Unaudited)

Performance preview (for the year ended March 31, 2019)
Delaware Smid Cap Growth Fund (Institutional Class shares)*	1-year return	+20.03%
Delaware Smid Cap Growth Fund (Class A shares)	1-year return	+19.68%
Russell 2500™ Growth Index (benchmark)	1-year return	+7.54%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Smid Cap Growth Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

The US economy went for a roller coaster ride during the Fund’s fiscal year ended March 31, 2019. For the first six months of the fiscal period, investors benefited from the excitement generated by the tax cuts enacted at the end of 2017. Concern about a trade war with China was shunted to the side as investors pushed equities higher in the belief that lower taxes would accelerate the economy.

During those six months, investors paid little heed to the Federal Reserve, which continued to raise rates in 0.25 percentage-point increments each quarter. In September 2018, however, the Fed’s rate hike was met with concern that higher rates would stifle liquidity and lead to recession. When Fed Chairman Jerome Powell said in October that more rate hikes were likely in 2019, the markets began to correct. The Fed’s fourth increase came on Dec. 19. Continued lack of progress in the US-China trade dispute and a government shutdown added fuel to the fire.

As 2019 unfolded, however, it seemed likely that the Fed would turn dovish. In March, Powell made clear that there would, in fact, be no rate hikes during the year. Further, he said, the Fed would

The Fund pursues a pure growth strategy, insisting on the highest levels of potential growth or secular opportunities across the economy. To find suitable investments, the Fund focuses on industries that are undergoing disruption and, in our view, have reached “escape velocity,” the point at which newer, faster, and cheaper ways of doing things have taken hold for good.

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Portfolio management review

Delaware Smid Cap Growth Fund

cease unwinding its balance sheet by autumn.

By most measures, the US economy remained strong throughout the fiscal year. The unemployment rate declined from 4.1% at the end of the previous fiscal year to 3.8% in March 2019. Job growth was robust, and consumers saw wage gains for the first time in a decade. Although growth of gross domestic product, at about 3% in 2018 overall, was strong, there were signs that it was slowing, with fourth-quarter growth at a 2.2% annual pace, and the first quarter of 2019 projected to be lower. In the housing sector, activity declined as home-price growth slowed, housing starts were off, and new-home prices slumped. (Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and US Census Bureau.)

For the fiscal year, the broad equity market, represented by the Russell 3000® Index, gained 8.77%. Small- and mid-cap stocks generally did not do quite as well during the fiscal year with the Russell 2500TM Index and the Russell 2500 Growth Index advancing 4.48% and 7.54%, respectively. In contrast, those indices fell 18.49% and 20.08%, respectively, in the fourth quarter of 2018 before advancing 15.82% and 18.99% in the most recent quarter. (Source: Bloomberg.)

Within the Fund

For the fiscal year ended March 31, 2019, Delaware Smid Cap Growth Fund outperformed its benchmark, the Russell 2500 Growth Index. The Fund’s Institutional Class shares gained 20.03%. The Fund’s Class A shares advanced 19.68% at net asset value and 12.82% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark gained 7.54%. For complete, annualized performance of Delaware Smid Cap Growth Fund, please see the table on page 5.

While we focus mainly on individual stock selection, on a sector level advantageous stock selection contributed to strong relative performance in the financials, information technology, consumer discretionary, and healthcare sectors. The consumer staples sector was the largest detractor from performance, also due to stock selection. The Fund’s lack of exposure to the energy and materials sectors contributed to performance relative to the benchmark.

The Fund pursues a pure growth strategy, insisting on the highest levels of potential growth or secular opportunities across the economy. To find suitable investments, the Fund focuses on industries that are undergoing disruption and, in our view, have reached “escape velocity,” the point at which newer, faster, and cheaper ways of doing things have taken hold for good.

The retail banking industry, for example, has undergone substantial changes over the past few years. Taking advantage of the proliferation of smartphones and improvements in digital communication, bank customers almost need no longer step foot in a branch. While some may still prefer to make deposits or apply for loans in person, banking apps on phones are rapidly proving more convenient. In our view, this and other similar “disruptions” have created exciting opportunities for investors who realize that these changes are here to stay and appear likely largely immune from macro events that might impinge upon other industries. No matter how the US-China trade dispute is resolved, or not, people using mobile banking apps will continue to do so. Likewise, continued economic growth, or a recession, will have little effect on the use of these systems. That’s why we look for big trends that reflect foundational change. Today, we’ve reached the point where these changes are taking place in very large industries, providing us with what we view as attractive investment opportunities.

Square Inc. was both a leading contributor to performance and an example of how some disruptive companies are creating investment

2

opportunities. Square offers mobile banking solutions to local merchants. Initially offering the ability to process credit cards on a smart phone, the company now provides a suite of applications to manage inventory, analyze sales, and provide suggestions, such as when to take a loan. In short, Square’s service provides interactive assistance to small business owners, enabling them to run their operations more efficiently. Unlike a banker sitting at a desk waiting to answer the phone, Square works in the background and proactively provides data and suggests improvements.

Trade Desk Inc., another significant contributor to the Fund’s performance during the fiscal year, is an example of a company that has prospered by applying the latest technology to disrupting an age-old industry, advertising. Trade Desk, built on a software-as-a-service (SaaS) model, provides an online solution for buying advertising on Google, Facebook, and other social media sites. Its latest offering allows advertisers to place highly targeted advertising on Internet video and streaming services that can be accessed by smart TVs, tablets, and phones. The platform enables advertisers to create highly targeted advertising programs and monitor the results. Trade Desk has established itself as the standard of online media buying, which has led to market-share gains and strong results for its stock.

Disruption is so prevalent throughout business and industry that even that most mundane of foods, the hamburger, is not immune. Beginning as a hot dog cart in a New York City park in 2001, Shake Shack Inc. is today a rapidly growing casual restaurant chain and was a leading contributor to the Fund’s performance during the fiscal year. Its better-tasting burgers are gaining favor over other fast-food outlets. The company now has about 250 outlets worldwide, growing units 38% last year. Given that McDonald’s now numbers nearly 38,000 units, we think there’s room for 2,000 Shake Shacks. While we wouldn’t be surprised to see its expansion rate cool off a little, we think it appears poised to continue to aggressively add stores. There’s a reason there are frequently such long lines outside many of its restaurants: There simply are not enough of them.

LGI Homes Inc. was a significant detractor from the Fund’s performance as the Fed aggressively hiked rates through the period, cutting liquidity and forcing mortgage rates higher. The company had been the beneficiary of a trend we call secular migration, with Americans migrating to the south and west. Prior to the rate hikes in 2018, its business had grown with a wave of new residents in cities like Austin, Denver, and Nashville. In 2018, however, in addition to higher interest rates, it became more difficult to hire enough people to build houses. The vocations of carpenter, electrician, and plumber are not as attractive as they once were. As LGI’s growth profile dipped below our minimums, we exited the position.

Collegium Pharmaceutical Inc., the maker of an abuse-deterrent version of oxycodone, significantly detracted from the Fund’s performance during the 12-month period. The company has developed Xtampza®. Containing the same active drug that’s in oxycodone, Xtampza is formulated so that the drug is released over an extended period of time. Its efficacy as a pain-reliever is maintained, but it is far less likely to lead to addiction than standard forms of the drug. When it was introduced, concern over the growing opioid addiction epidemic helped Xtampza gain traction in the marketplace and its stock performed well. Over the course of the last year, prescription growth was not as dramatic as investors hoped and the shares declined. We continue to own Collegium Pharmaceutical in the Fund.

Exelixis Inc. also detracted from the Fund’s performance. Exelixis has developed a second-line treatment for kidney cancer, one of the 10 most common cancers in both men and women. While the company has had solid revenue growth, the appearance of new competition has increased

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Portfolio management review

Delaware Smid Cap Growth Fund

investor concern and the shares have faltered. When the stock violated our quantitative sell discipline, we exited the Fund’s position during the fiscal year.

At the end of the Fund’s fiscal year, we think growth stocks in general, and small-cap growth stocks in particular, have the potential to perform well. With that in mind, we’ve begun to add some cyclicality to the portfolio to seek to take advantage of what we believe will likely be continued economic growth. Although many investors are concerned about the possibility of a recession in the coming months, a severe recession is unlikely, in our view. Consumers are continuing to benefit from wage growth and, after a decade of curtailed bank lending, consumer credit scores are now at all-time highs. Unemployment is low and the job market is strong. While we would not rule out a slowdown at some point before the 2020 election, we believe that any effect on the Fund’s investments would likely be short-lived.

4

Performance summary

Delaware Smid Cap Growth Fund March 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2019
	1 year	5 years	10 years	Lifetime
Class A (Est. March 27, 1986)
Excluding sales charge	+19.68%	+13.16%	+19.18%	+13.68%
Including sales charge	+12.82%	+11.83%	+18.47%	+13.47%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+18.83%	+12.32%	+18.31%	+9.50%
Including sales charge	+17.94%	+12.32%	+18.31%	+9.50%
Class R (Est. June 2, 2003)
Excluding sales charge	+19.42%	+12.88%	+18.89%	+11.69%
Including sales charge	+19.42%	+12.88%	+18.89%	+11.69%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	+20.03%*	+13.44%	+19.49%	+10.96%
Including sales charge	+20.03%	+13.44%	+19.49%	+10.96%
Class R6 (Est. May 2, 2016)
Excluding sales charge	+20.08%	n/a	n/a	+17.52%
Including sales charge	+20.08%	n/a	n/a	+17.52%
Russell 2500 Growth Index	+7.54%	+9.72%	+17.50%	+9.35%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s

5

Performance summary

Delaware Smid Cap Growth Fund

Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no distribution and service fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6
Total annual operating expenses	1.17%	1.92%	1.42%	0.92%	0.84%
(without fee waivers)
Net expenses	1.17%	1.92%	1.42%	0.92%	0.84%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	n/a	n/a

6

Performance of a $10,000 Investment1

Average annual total returns from March 31, 2009 through March 31, 2019

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2009, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2500 Growth Index as of March 31, 2009. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Index, mentioned on page 2, measures the performance of the largest 3,000 US companies, representing approximately 98% of the investable US equity market.

The Russell 2500 Index, mentioned on page 2, measures the performance of the small- to mid-cap segment of the US equity universe. The Russell 2500 Index is a subset of the Russell 3000 Index, representing approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Gross domestic product is a measure of all goods and services produced by a nation in a year.

7

Performance summary

Delaware Smid Cap Growth Fund

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201
Class R6	DFZRX	24610A505

8

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Disclosure of Fund expenses

For the six-month period from October 1, 2018 to March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2018 to March 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio	Expenses Paid During Period 10/1/18 to 3/31/19*
Actual Fund return†
Class A	$1,000.00	$935.10	1.12%	$5.40
Class C	1,000.00	931.70	1.87%	9.01
Class R	1,000.00	934.10	1.37%	6.61
Institutional Class	1,000.00	936.10	0.87%	4.20
Class R6	1,000.00	936.70	0.80%	3.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.12%	$5.64
Class C	1,000.00	1,015.61	1.87%	9.40
Class R	1,000.00	1,018.10	1.37%	6.89
Institutional Class	1,000.00	1,020.59	0.87%	4.38
Class R6	1,000.00	1,020.94	0.80%	4.03

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

11

Security type / sector allocation and top 10 equity holdings
Delaware Smid Cap Growth Fund	As of March 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	100.08%
Communication Services	3.93%
Consumer Discretionary	21.27%
Consumer Staples	3.92%
Financials	4.18%
Healthcare	28.52%
Industrials	4.02%
Technology	34.24%
Short-Term Investments	0.05%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Healthcare and Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Healthcare sector consisted of healthcare-products, healthcare-services, pharmaceuticals, and software. As of March 31, 2019 such amounts, as a percentage of total net assets, were 11.02%, 2.90%, 11.98%, and 2.62%, respectively. The Technology sector consisted of advertising, commercial services, computers, Internet, semiconductors, software, and telecommunications. As of March 31, 2019 such amounts, as a percentage of total net assets, were 5.43%, 5.23%, 3.67%, 10.13%, 1.91%, 4.04%, and 3.83%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare and Technology sectors for financial reporting purposes may exceed 25%.

12

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Trade Desk Class A	5.43%
Shake Shack Class A	4.53%
LendingTree	4.18%
Zendesk	4.08%
Pacira Pharmaceuticals	3.95%
Match Group	3.93%
Boston Beer Class A	3.92%
Square Class A	3.88%
Arista Networks	3.82%
RingCentral Class A	3.69%

13

Schedule of investments
Delaware Smid Cap Growth Fund	March 31, 2019

	Number of shares	Value (US $)
Common Stock – 100.08%²
Communication Services – 3.93%
Match Group	1,086,775	$61,522,333

		61,522,333

Consumer Discretionary – 21.27%
Bright Horizons Family Solutions †	64,800	8,236,728
Burlington Stores †	22,225	3,482,213
Canada Goose Holdings †	681,100	32,706,422
Chipotle Mexican Grill †	76,900	54,622,839
Domino’s Pizza	58,675	15,144,017
Five Below †	214,350	26,632,987
Floor & Decor Holdings Class A †	781,300	32,205,186
Lululemon Athletica †	240,900	39,476,283
MarineMax †	1,457,425	27,924,263
Shake Shack Class A †	1,198,650	70,900,147
Vail Resorts	64,625	14,043,013
Wynn Resorts	65,175	7,776,681

		333,150,779

Consumer Staples – 3.92%
Boston Beer Class A †	208,125	61,340,681

		61,340,681

Financials – 4.18%
LendingTree †	186,225	65,469,261

		65,469,261

Healthcare – 28.52%
ABIOMED †	143,018	40,844,511
BioTelemetry †	741,875	46,456,213
Canopy Growth †	18,325	794,755
Collegium Pharmaceutical †	2,248,424	34,041,139
GW Pharmaceuticals ADR †	327,750	55,248,817
iRhythm Technologies †	418,900	31,400,744
Novocure †	1,116,200	53,767,354
Pacira Pharmaceuticals †	1,623,700	61,798,022
Sarepta Therapeutics †	299,450	35,691,445
Teladoc Health †	816,125	45,376,550
Veeva Systems Class A †	323,925	41,093,126

		446,512,676

Industrials – 4.02%
SiteOne Landscape Supply †	606,600	34,667,190
Trex †	459,300	28,256,136

		62,923,326

Technology – 34.24%
Arista Networks †	190,427	59,881,674
Broadridge Financial Solutions	235,550	24,424,179

14

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
EPAM Systems †	339,925	$57,491,515
Global Payments	154,600	21,105,992
Monolithic Power Systems	220,650	29,895,869
Proofpoint †	304,700	36,999,721
RingCentral Class A †	536,500	57,834,700
Splunk †	311,125	38,766,175
Square Class A †	811,375	60,788,215
Trade Desk Class A †	429,725	85,064,065
Zendesk †	750,900	63,826,500

		536,078,605

Total Common Stock (cost $1,186,003,046)		1,566,997,661

Short-Term Investments – 0.05%
Money Market Mutual Fund – 0.05%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.36%)	149,605	149,605
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	149,605	149,605
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.32%)	149,606	149,606
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.33%)	149,606	149,606
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.31%)	149,606	149,606

Total Short-Term Investments (cost $748,028)		748,028

Total Value of Securities – 100.13% (cost $1,186,751,074)		$1,567,745,689

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

15

Statement of assets and liabilities

Delaware Smid Cap Growth Fund	March 31, 2019

Assets:
Investments, at value[1]	$1,567,745,689
Receivable for securities sold	7,590,766
Receivable for fund shares sold	4,807,794
Dividends and interest receivable	316,385
Foreign tax reclaims receivable	296,007

Total assets	1,580,756,641

Liabilities:
Cash overdraft	90,327
Payable for securities purchased	9,826,541
Payable for fund shares redeemed	3,515,971
Investment management fees payable to affiliates	921,013
Other accrued expenses	389,913
Distribution fees payable to affiliates	244,432
Dividend disbursing and transfer agent fees and expenses payable to affiliates	13,042
Trustees’ fees and expenses payable to affiliates	12,468
Accounting and administration expenses payable to affiliates	5,326
Audit and tax fees payable	5,318
Legal fees payable to affiliates	2,870
Reports and statements to shareholders expenses payable to affiliates	1,232

Total liabilities	15,028,453

Total Net Assets	$1,565,728,188

Net Assets Consist of:
Paid-in capital	$1,197,120,648
Total distributable earnings (loss)	368,607,540

Total Net Assets	$1,565,728,188

16

Net Asset Value
Class A:
Net assets	$901,171,305
Shares of beneficial interest outstanding, unlimited authorization, no par	37,781,906
Net asset value per share	$23.85
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$25.30

Class C:
Net assets	$56,064,852
Shares of beneficial interest outstanding, unlimited authorization, no par	5,464,846
Net asset value per share	$10.26

Class R:
Net assets	$14,143,533
Shares of beneficial interest outstanding, unlimited authorization, no par	654,240
Net asset value per share	$21.62

Institutional Class:
Net assets	$585,343,615
Shares of beneficial interest outstanding, unlimited authorization, no par	17,549,002
Net asset value per share	$33.35

Class R6:
Net assets	$9,004,883
Shares of beneficial interest outstanding, unlimited authorization, no par	269,595
Net asset value per share	$33.40

[1]Investments, at cost	$1,186,751,074

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations
Delaware Smid Cap Growth Fund	Year ended March 31, 2019

Investment Income:
Dividends	$4,113,821
Interest	30,928

4,144,749

Expenses:
Management fees	9,618,165
Distribution expenses – Class A	2,183,506
Distribution expenses – Class C	467,639
Distribution expenses – Class R	71,286
Dividend disbursing and transfer agent fees and expenses	1,371,240
Accounting and administration expenses	280,117
Registration fees	210,168
Reports and statements to shareholders expenses	115,816
Custodian fees	75,717
Legal fees	73,086
Trustees’ fees and expenses	70,531
Audit and tax fees	36,706
Other	43,499

14,617,476
Less expenses paid indirectly	(4,637)

Total operating expenses	14,612,839

Net Investment Loss	(10,468,090)

18

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$80,898,020
Foreign currencies	(2,236)

Net realized gain	80,895,784

Net change in unrealized appreciation (depreciation) of:
Investments	143,172,957
Foreign currencies	(17,925)

Net change in unrealized appreciation (depreciation)	143,155,032

Net Realized and Unrealized Gain	224,050,816

Net Increase in Net Assets Resulting from Operations	$213,582,726

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Year ended
	3/31/19	3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,468,090)	$(9,378,912)
Net realized gain	80,895,784	95,836,102
Net change in unrealized appreciation (depreciation)	143,155,032	169,660,650

Net increase in net assets resulting from operations	213,582,726	256,117,840

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(108,630,804)	(9,864,882)
Class C	(11,614,109)	(1,171,015)
Class R	(1,937,879)	(196,411)
Institutional Class	(41,863,624)	(2,125,977)
Class R6	(584,121)	(10,859)

	(164,630,537)	(13,369,144)

Capital Share Transactions:
Proceeds from shares sold:
Class A	164,834,821	67,718,476
Class C	38,915,055	4,828,959
Class R	5,209,500	2,940,000
Institutional Class	503,937,429	81,703,833
Class R6	9,378,770	1,222,034

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	105,728,675	9,626,938
Class C	11,502,275	1,164,730
Class R	1,936,635	196,206
Institutional Class	40,785,405	2,098,066
Class R6	354,219	10,859

	882,582,784	171,510,101

20

	Year ended
	3/31/19	3/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(178,190,370)	$(130,517,453)
Class C	(38,318,977)	(18,755,780)
Class R	(6,540,676)	(10,268,311)
Institutional Class	(209,906,097)	(131,794,110)
Class R6	(1,733,427)	(216,304)

	(434,689,547)	(291,551,958)

Increase (decrease) in net assets derived from capital share transactions	447,893,237	(120,041,857)

Net Increase in Net Assets	496,845,426	122,706,839

Net Assets:
Beginning of year	1,068,882,762	946,175,923

End of year[1]	$1,565,728,188	$1,068,882,762

[1]

Net Assets – End of year includes distributions in excess of net investment income of $1,842,004 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended March 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 11 in “Notes to financial statements”). For the year ended March 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class	Class R6
Distributions from net realized gains	$(9,864,882)	$(1,171,015)	$(196,411)	$(2,125,977)	$(10,859)

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

22

				10/1/14 to
Year ended					Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14
$ 22.83	$17.59	$27.04	$29.41	$29.12	$28.96

(0.20)	(0.20)	(0.14)	(0.01)	0.08	(0.11)
4.35	5.74	(0.08)	0.65	4.33	1.35
4.15	5.54	(0.22)	0.64	4.41	1.24

(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)
(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$23.85	$22.83	$17.59	$27.04	$29.41	$29.12

19.68%	31.68%	1.13%	2.26%	16.02%	4.19%

$901,171	$776,647	$653,453	$787,583	$838,620	$779,507
1.12%	1.17%	1.21%	1.20%	1.22%	1.19%
(0.82% )	(1.00%)	(0.60%)	(0.03%)	0.53%	(0.36%)
96%	101%	159%	24%	8%	26%

23

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

24

				10/1/14 to
Year ended					Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$ 11.55	$ 9.09	$ 18.76	$ 21.46	$ 22.34	$ 22.62

(0.18)	(0.18)	(0.20)	(0.16)	(0.02)	(0.25)
2.02	2.94	(0.24)	0.47	3.26	1.05
1.84	2.76	(0.44)	0.31	3.24	0.80

(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)
(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$ 10.26	$ 11.55	$ 9.09	$ 18.76	$ 21.46	$ 22.34

18.83%	30.71%	0.30%	1.53%	15.60%	3.39%

$ 56,065	$ 46,508	$49,266	$67,633	$ 79,901	$77,021
1.87%	1.92%	1.96%	1.95%	1.97%	1.94%
(1.57%)	(1.75%)	(1.35%)	(0.78%)	(0.22%)	(1.11%)
96%	101%	159%	24%	8%	26%

25

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

26

				10/1/14 to
Year ended					Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14
$ 21.01	$ 16.25	$ 25.77	$ 28.24	$ 28.15	$ 28.10

(0.24)	(0.23)	(0.19)	(0.08)	0.04	(0.18)
3.98	5.29	(0.10)	0.62	4.17	1.31
3.74	5.06	(0.29)	0.54	4.21	1.13

(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)
(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$ 21.62	$ 21.01	$ 16.25	$ 25.77	$ 28.24	$ 28.15

19.42%	31.34%	0.87%	1.99%	15.85%	3.92%

$ 14,143	$ 13,068	$16,731	$18,768	$ 17,416	$16,936
1.37%	1.42%	1.46%	1.45%	1.47%	1.44%

(1.07%)	(1.25%)	(0.85%)	(0.28%)	0.28%	(0.61%)
96%	101%	159%	24%	8%	26%

27

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

28

				10/1/14 to
Year ended					Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14
$30.69	$23.50	$32.83	$34.98	$33.89	$33.46

(0.19)	(0.20)	(0.11)	0.08	0.13	(0.04)
5.98	7.69	0.02	0.78	5.08	1.55
5.79	7.49	(0.09)	0.86	5.21	1.51

—	—	(0.01)	—	—	—
(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)
(3.13)	(0.30)	(9.24)	(3.01)	(4.12)	(1.08)

$33.35	$30.69	$23.50	$32.83	$34.98	$33.89

19.99%	32.01%	1.33%	2.54%	16.13%	4.44%

$585,344	$231,474	$226,724	$432,915	$364,740	$337,183
0.87%	0.92%	0.96%	0.95%	0.97%	0.94%
(0.57%)	(0.75%)	(0.35%)	0.22%	0.78%	(0.11%)
96%	101%	159%	24%	8%	26%

29

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended		5/2/16[1] to
	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$30.71	$23.50	$33.01

Income (loss) from investment operations:
Net investment loss[2]	(0.16)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	5.98	7.70	(0.19)

Total from investment operations	5.82	7.51	(0.24)

Less dividends and distributions from:
Net investment income	—	—	(0.04)
Net realized gain	(3.13)	(0.30)	(9.23)

Total dividends and distributions	(3.13)	(0.30)	(9.27)

Net asset value, end of period	$33.40	$30.71	$23.50

Total return[3]	20.08%	32.10%	0.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,005	$1,186	$2
Ratio of expenses to average net assets	0.80%	0.84%	0.84%
Ratio of net investment loss to average net assets	(0.50% )	(0.67% )	(0.21% )
Portfolio turnover	96%	101%	159% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Portfolio turnover is representative of the Fund for the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

30

Notes to financial statements
Delaware Smid Cap Growth Fund	March 31, 2019

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company

31

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended March 31, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements  –  The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2019, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions  –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  –  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported

32

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $3,041 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $1,596 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the

33

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2019, the Fund was charged $55,627 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2019, the Fund was charged $163,354 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2019, the

34

Fund was charged $39,601 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2019, DDLP earned $275,663 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2019, DDLP received gross CDSC commissions of $1,913 and $9,757 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended March 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,591,510,656
Sales	1,316,526,424

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,201,352,917

Aggregate unrealized appreciation of investments	$400,837,470
Aggregate unrealized depreciation of investments	(34,444,698)

Net unrealized appreciation of investments	$366,392,772

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

35

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2019:

Level 1
Securities

Assets:
Common Stock	$1,566,997,661
Short-Term Investments	748,028

Total Value of Securities	$1,567,745,689

During the year ended March 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the

36

investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2019. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended March 31, 2019, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2019 and 2018 were as follows:

	Year ended
	3/31/19	3/31/18
Ordinary income	$23,954,875	$—
Long-term capital gains	140,675,662	13,369,144

Total	$164,630,537	$13,369,144

5. Components of Net Assets on a Tax Basis

As of March 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,197,120,648
Undistributed long-term capital gains	58,228,370
Qualified late year loss deferrals	(56,013,602)
Net unrealized appreciation on investments and foreign currencies	366,392,772

Net assets	$1,565,728,188

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent ordinary losses realized from Jan. 1, 2019 through March 31, 2019 and capital losses realized from Nov. 1, 2018 through March 31, 2019, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

37

Notes to financial statements

Delaware Smid Cap Growth Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/19	3/31/18

Shares sold:
Class A	6,510,875	3,098,971
Class C	3,368,899	432,991
Class R	230,536	159,823
Institutional Class	15,286,247	2,881,746
Class R6	272,887	45,942

Shares issued upon reinvestment of dividends and distributions:
Class A	4,924,461	468,918
Class C	1,242,146	111,886
Class R	99,416	10,376
Institutional Class	1,359,045	76,072
Class R6	11,792	394

	33,306,304	7,287,119

Shares redeemed:
Class A	(7,675,690)	(6,699,908)
Class C	(3,172,584)	(1,937,316)
Class R	(297,634)	(577,921)
Institutional Class	(6,638,042)	(5,062,847)
Class R6	(53,693)	(7,813)

	(17,837,643)	(14,285,805)

Net increase (decrease)	15,468,661	(6,998,686)

38

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.“ For the years ended March 31, 2019 and 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Year ended 3/31/19	68,887	394,464	192,914	54,666	$7,079,422
Year ended 3/31/18	26,578	26,988	3,389	27,700	765,754

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of March 31, 2019, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial

39

Notes to financial statements

Delaware Smid Cap Growth Fund

8. Securities Lending (continued)

collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2019, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

40

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net

41

Notes to financial statements

Delaware Smid Cap Growth Fund

11. Recent Accounting Pronouncements (continued)

assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

42

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Smid Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Smid Cap Growth Fund (one of the funds constituting Delaware Group Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 21, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

43

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2019, the Fund reports distributions paid during the period as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	85.45%
(B) Ordinary Income Distribution (Tax Basis)	14.55%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying dividends[1]	19.07%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on a percentage of the Fund’s ordinary income distributions

* For the fiscal year ended March 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 18.95%. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended March 31, 2019, certain interest income paid by the Fund, has been determined to be Short-Term Capital Gains, and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2019, the Fund has reported maximum distributions of Short-Term Capital Gains of $23,954,875.

44

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Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
Director — Drexel
Morgan & Co.
(2015–present)

Director and Audit Committee
Member — vTv
Therapeutics LLC
(2017–present)

Director and Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
(2018–present)
Private Investor	59	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)
Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer	59	Director and Audit
and President —		Committee Member—
Gore Creek		H&R Block Corporation
Capital, Ltd.		(July 2008–Present)
(August 2009–Present)
Director and Audit
Committee Member—
Grange Insurance
(2013–Present)

Trustee and Audit
Committee Member—
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present);
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director—International
Securities Exchange
(2010–2016)
Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served	59	None[3]
in various capacities at different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	59	None[3]
in various capacities at different times at
Macquarie Investment
Management.
Richard Salus has served	59	None[3]
in various capacities at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Christianna Wood
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $88,280 for the fiscal year ended March 31, 2019.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $85,829 for the fiscal year ended March 31, 2018.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $15,975 for the fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $15,954 for the fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,748,000 for the registrant’s fiscal years ended March 31, 2019 and March 31, 2018, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2019